Note 3 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
3.
Transactions with Related Parties:

(a)
Costamare Shipping Company S.A.
(“Costamare Shipping”)
and Costamare Shipping Services Ltd. (
“Costamare Services”):
Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company with general administrative services and certain commercial services. Costamare Shipping is not
part of the consolidated group of the Company.

Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”), or through or together with third
party sub-managers, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in respect of the Company’s containerships in exchange for a daily fee for each containership.

On
November 2, 2015,
the Company entered into a Framework Agreement with Costamare Shipping (the “Framework Agreement”) and its vessel-owning subsidiaries entered into a Services Agreement with Costamare Services (the “Services Agreement”), a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family
. Costamare Services is
not
part of the consolidated group of the Company.

On
November 27, 2015,
the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may
receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each containership which is not
subject to a bareboat charter a daily fee of
$0.956
since
January 1, 2015,
and for any containership subject to a bareboat charter a daily fee of
$0.478
since
January 1, 2015,
in each case prorated for the calendar days the Company owned each containership and for the three
-month period following the date of the sale of a vessel, (ii) a flat fee of
$787.4
for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of
0.75%
on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company’s fleet and (iv) an annual fee of
$2,500
and
598,400
shares as noted above. Fees under (i) and (ii)
may
be annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

After the initial term of the Framework Agreement and the Services Agreement, which expired on
December 31, 2015,
the Company
is able to terminate both agreements, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least
12
months before the end of the subsequent
one
-year term. The termination fee is equal to (a) the number of full years remaining prior to
December 31, 2025,
times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the
12
-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two
times the aggregate fees over the
12
-month period described above.

On
January 7, 2013,
Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third
-party ship managers V.Ships Greece Ltd. (“V.Ships Greece”), pursuant to which the two
companies established a ship management cell (the “Cell”) under V.Ships Greece. Since
April 2013,
the Cell provides technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial and insurance services to certain of the Company’s container vessels, pursuant to separate management agreements entered into between V.Ships Greece and the ship-owning company of the respective container vessel, for a daily management fee.

The Cell also offers ship management services to
third
-party owners. Costamare Shipping passes to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company to Costamare Shipping (i) prior to
November 2, 2015,
under the Group Management Agreement, and (ii) since
November 2, 2015,
under the Framework Agreement. As at
June 30, 2018,
the Cell provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services to
22
of Costamare’s vessels.

Management fees charged by Costamare Shipping in the
six
-month period ended
June 30, 2017
and
2018,
amounted to
$9,387
and
$9,551,
respectively and are separately reflected as Management fees-related parties in the accompanying consolidated statements of income. In addition, Costamare Shipping and Costamare Services as from
November 2, 2015,
charged (i)
$1,367
for the
six
-month period ended
June 30, 2018 (
$1,579
for the
six
-month period ended
June 30, 2017),
representing a fee of
0.75%
on all gross revenues, as provided in the Group Management Agreement and from
November 2, 2015,
the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statement of income, (ii)
$1,250,
which is included in General and administrative expenses – related parties in the accompanying consolidated statement of income for the six
-month period ended
June 30, 2018 (
$1,250
for the
six
-month period ended
June 30, 2017)
and (iii)
$2,127
representing the fair value of
299,200
shares, which is included in General and administrative expenses - related parties in the accompanying consolidated statement of income for the six
-month period ended
June 30, 2018 (
$2,078
for the
six
-month period ended
June 30, 2017).
Furthermore, in accordance with the management agreement with V.Ships Greece, V.Ships Greece has been provided with the amount of
$1,575
and
$1,725
(
$75
per vessel) as working capital security, which is included in Accounts receivable, non-current, in the accompanying
2018
and
2017
consolidated balance sheets, respectively.

During the
six
-month period ended
June 30, 2017
and
2018,
Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes
8
and
9
) the amounts of
$2,176
and
$3,592,
respectively, for services provided in accordance with the respective management agreements.

The balance due from Costamare Shipping at
December 31, 2017
and
June 30, 2018,
amounted to
$5,273
and
$2,506,
respectively, and is included in Due from related parties in the accompanying consolidated balance sheets. The balance due to Costamare Services at
December 31, 2017
and
June 30, 2018,
amounted to
$203
and
$155,
respectively, and is reflected as Due to related parties in the accompanying consolidated balance sheets.

(b) Shanghai Costamare Ship Management Co., Ltd.:
Shanghai Costamare is owned (indirectly)
70%
by the Company’s Chairman and Chief Executive Officer and
30%
(indirectly) by Shanghai Costamare’s General Manager. Shanghai Costamare is a company incorporated in the People’s Republic of China. Shanghai Costamare is
not
part of the consolidated group of the Company. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company’s vessels, have been subcontracted from Costamare Shipping to Shanghai Costamare. As of
June 30, 2018,
Shanghai Costamare provided such services to
14
(
14
as of
December 31, 2017)
of the Company’s containerships. There was
no
balance due from/to Shanghai Costamare at both
December 31, 2017
and
June 30, 2018.

(c)
Blue Net Chartering GmbH & Co. KG (“Blue Net”):
On
January 1, 2018,
Costamare Shipping appointed, on behalf of the vessels it manages, Blue Net, a company
50%
owned (indirectly) by the
Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all vessels under its management (including vessels owned by the Company). Blue Net provides exclusive charter brokerage services to containership owners. Each vessel-owning subsidiary pays a fee of
Euro13,074
for the year ending
December 31, 2018
in respect of its vessel prorated for the calendar days of ownership (including as disponent owner under bareboat charter agreement) provided that the fee shall be
Euro1,644
in respect of vessels which are chartered on
January 1, 2018
for the duration of their current charter. During the
six
-month period ended
June 30, 2018,
Costamare Shipping charged the shipowning companies
$221,
pursuant to its agreement with Blue Net, which is included in Voyage expenses – related parties in the consolidated statement of income for the six
-month period ended
June 30, 2018.